Note 16 - Stock Based Compensation (Detail) - Summary of Changes in the Company’s Non-Vested Shares (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Non-vested at January 1, 2012	22,627	13,373
Non-vested at January 1, 2012 (in Dollars per share)	$ 5.99	$ 9.13
Non-vested at December 31, 2012	34,054	22,627
Non-vested at December 31, 2012 (in Dollars per share)	$ 7.68	$ 5.99
Granted	14,980	14,120
Granted (in Dollars per share)	$ 10.30	$ 5.00
Vested	3,553	4,866
Vested (in Dollars per share)	$ 7.61	$ 11.77